THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 12, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON AUGUST 31, 2000.



                                   UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                      FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2000.
Check here if Amendment                        [x ]; Amendment Number:  2
This Amendment (Check only one.):              [  ]  is a restatement
                                               [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name              Allen Holding Inc.
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Address           711 Fifth Avenue
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                  New York, New York 10022
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Form 13F File Number:      28- 4174

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

Name:         Howard M. Felson
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Title:        Vice President
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Phone:        (212) 832-8000
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Signature, Place, and Date of Signing:

/s/ Howard M. Felson       New York, New York               September 11 , 2000
---------------------     -----------------------      -------------------------
[Signature]                   [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



















                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                        2

Form 13F Information Table Entry Total:                                 302

Form 13F Information Table Value Total:                      $1,738,219,684

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number                Name

  1                 28-5910                    Allen & Company Incorporated

  2                 28-6492                    Allen Capital Incorporated



AS OF MARCH 31, 2000
ITEM 1                                            ITEM 2             ITEM 3            ITEM 4                ITEM 5

NAME OF ISSUER                                    CLASS              CUSIP NUMBER       FAIR MARKET VALUE    POSITION    CLASS

MEDIA ONE GROUP INC                               COM                58440J5104          1053000             130000
PRECISION RESPONSE CORP                           COM                740314109           2425000             100000



ITEM 1                                ITEM 6                    ITEM 7    ITEM 8
                                     INVESTMENT DISCRETION               ---VOTING AUTHORITY---
                                      (a)     (b)       (C)              (a)   (b)       (C)
NAME OF ISSUER                       SOLE     SHARED   OTHER   MANAGERS  SOLE  SHARED     OTHER

MEDIA ONE GROUP INC                           130000                    130000
PRECISION RESPONSE CORP                       100000                    100000

